Debt - Long-term Debt (Details) - Junior subordinated notes - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Junior Subordinated Notes, Fair Value
Long-term debt	$ 62,000	$ 62,000	$ 62,000
Fair value adjustment	(14,451)	(15,464)	(17,587)
Total	$ 47,549	$ 46,536	$ 44,413
London Interbank Offered Rate (LIBOR)
Long-term Debt
Applicable margin (as a percent)	3.75%	3.75%